Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (343,135)	$ (32,464)	$ (1,045,959)	$ 60,237
Adjustments to reconcile net loss to net cash used in operating activities:
Interest and dividends earned on investment in Trust	(134,400)	(199,233)	(737,173)	(1,195,135)
Amortization of prepaid expenses		(4,636)		46,557
Changes in operating assets and liabilities:
Accrued costs and expenses	168,448	27,460	442,135	(75,156)
Prepaid expenses	9,246		(17,488)	130,175
Due to related party			10,000	(2,903)
Income taxes payable	26,942	41,579	(3,205)	137,633
Deferred income tax			(18,790)	18,790
Net cash used in operating activities	(272,899)	(167,294)	(1,370,480)	(879,802)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(180,000)		(360,000)	(2,767,015)
Trust Account withdrawal for redeeming shareholder payments	2,374,149		4,209,931	125,587,180
Withdrawal of trust funds to pay taxes			514,964	502,949
Net cash provided by Investing Activities	2,194,149		4,364,895	123,323,114
Cash Flows from Financing Activities:
Payments to redeeming shareholders	(2,374,149)
Proceeds from sale of common stocks to initial stockholders			(4,209,931)	(125,587,180)
Proceeds from issuance of promissory note to related party	295,750		1,075,000	2,767,015
Net cash used in financing activities	(2,078,399)		(3,134,931)	(122,820,165)
Net change in cash	(157,149)	(167,294)	(140,516)	(376,853)
Cash, beginning of the period	162,933	303,449	303,449	680,302
Cash, end of the period	5,784	136,155	162,933	303,449
Supplemental disclosure of cash flow information:
Recognition of liability for excise tax on redemptions	23,741		42,099
Accretion of Class A redeemable shares to possible redemption value	$ 260,857	$ 120,011	$ 756,785	$ 3,483,582